CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
General and administrative expenses		$ 100,243,000
OPERATING LOSS		(129,058,000)
Other income (expense):
Change in fair value of warrant liabilities		(7,665,000)
TOTAL OTHER INCOME (EXPENSE)		(17,342,000)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS		(146,400,000)
Foresight Acquisition Corp
General and administrative expenses	$ 2,286	22,747,817
OPERATING LOSS	(2,286)	(22,747,817)
Other income (expense):
Interest income		24
Interest earned on marketable securities held in Trust Account		17,136
Change in fair value of warrant liabilities		(2,074,467)
TOTAL OTHER INCOME (EXPENSE)		2,057,307
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	(2,286)	(24,805,124)
Class A common | Foresight Acquisition Corp
Other income (expense):
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS		$ (24,805,124)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (BASIC)		29,692,013
Weighted average Class A common shares outstanding - diluted		29,692,013
Loss per share attributable to Class A common stockholders - basic		$ (0.84)
NET LOSS PER SHARE (DILUTED)		$ (0.84)
Common Class B | Foresight Acquisition Corp
Other income (expense):
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (2,286)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (BASIC)	6,875,000
Weighted average Class A common shares outstanding - diluted	6,875,000
Loss per share attributable to Class A common stockholders - basic	$ 0.00
NET LOSS PER SHARE (DILUTED)	$ 0.00